Long-Term Debt (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Long-Term Debt
Total debt (current portion of debt and long-term debt) to total capitalization (total debt and stockholders' equity) (as a percent)	0.58	0.58
Additional information about convertible notes
Principal amount of long-term debt	$ 1,319,453	$ 1,639,453
Unamortized discount of liability component	17,451	29,744
Net carrying amount of liability component	1,302,002	1,609,709
Closing stock price (in dollars per share)	$ 50.12
Percentage of ownership in guarantor subsidiaries	100.00%
Minimum payments on outstanding long-term debt
Fiscal 2013	30,000
Fiscal 2014	40,000
Fiscal 2015	239,453
Fiscal 2016	260,000
Fiscal 2017	400,000
Thereafter	350,000
Total payments	1,319,453	1,639,453
Sale-and-leaseback transactions limit	710,388
Cash paid for interest, total	58,717	65,970	52,840
Cash received for interest	676	560	574
Convertible Senior Subordinated Notes
Additional information about convertible notes
Carrying amount of the equity component		107,628
Principal amount of long-term debt		499,453
Unamortized discount of liability component		29,744
Net carrying amount of liability component		469,709
Minimum payments on outstanding long-term debt
Total payments		499,453
3.00% Convertible Senior Subordinated Notes due 2024
Additional information about convertible notes
Carrying amount of the equity component	56,849	56,849
Principal amount of long-term debt	199,453	199,453
Unamortized discount of liability component	17,451	23,869
Net carrying amount of liability component	182,002	175,584
Remaining amortization period of discount (in months)	149	161
Effective interest rate on liability component (as a percent)	7.00%	7.00%
Minimum payments on outstanding long-term debt
Total payments	199,453	199,453
2.75% Convertible Senior Subordinated Notes due 2011
Additional information about convertible notes
Carrying amount of the equity component		50,779
Principal amount of long-term debt		300,000
Unamortized discount of liability component		5,875
Net carrying amount of liability component		294,125
Remaining amortization period of discount (in months)		6
Effective interest rate on liability component (as a percent)		6.80%
Minimum payments on outstanding long-term debt
Total payments		$ 300,000